UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7435

Smith Barney Allocation Series Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  January 31
Date of reporting period: July 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                                   ALLOCATION
                                   SERIES INC.
--------------------------------------------------------------------------------

                       SEMI-ANNUAL REPORT | JULY 31, 2003

SELECT HIGH GROWTH PORTFOLIO

SELECT GROWTH PORTFOLIO

SELECT BALANCED PORTFOLIO

--------------------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

Letter from the Chairman..................................................     1
Schedules of Investments..................................................     3
Statements of Assets and Liabilities......................................     6
Statements of Operations..................................................     7
Statements of Changes in Net Assets.......................................     8
Notes to Financial Statements.............................................    10
Financial Highlights......................................................    12

                            LETTER FROM THE CHAIRMAN

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

Please note that there have been changes to the underlying funds of several of the portfolios.

                                                                                  Impact to
Change                                       Portfolios Affected                  Shareholders
------                                       -------------------                  ------------
o Smith Barney Peachtree Growth              o Select High Growth Portfolio       o Minimal impact, as the Peachtree Growth
  Fund merged into Smith Barney              o Select Growth Portfolio              and Large Capitalization Growth Funds
  Large Capitalization Growth Fund                                                  were very similar in style and objective.
                                                                                    Any assets that were invested in the
                                                                                    Peachtree Growth Fund as of the date of
                                                                                    the merger were invested in the Large
                                                                                    Capitalization Growth Fund.

                                             o Select Balanced Portfolio          o Although the Select Balanced Portfolio
                                                                                    could invest in the Peachtree Growth
                                                                                    Fund, as of the date of the merger, it
                                                                                    did not invest in the Peachtree Growth
                                                                                    Fund. Consequently, the Select Balanced
                                                                                    Portfolio was not affected by the merger.

o Smith Barney Convertible Fund              o Select Balanced Portfolio          o No impact--no changes have been made to
  changed its name to SB Convertible                                                the fund's investment objective
  Fund

o Smith Barney Growth and Income             o Select High Growth Portfolio       o No impact--no changes have been made to
  Fund name changed its name to              o Select Growth Portfolio              the fund's investment objective.
  SB Growth and Income Fund                  o Select Balanced Portfolio

                                                                                  Impact to
Change                                       Portfolios Affected                  Shareholders
------                                       -------------------                  ------------
o Smith Barney Premium Total                 o Select Balanced Portfolio          o No impact--no changes have been
  Return Fund changed its name to                                                   made to the fund's investment
  SB Capital and Income Fund                                                        objective.

o Smith Barney Short-Term High               o Select Balanced Portfolio          o The scope of the fund's principal
  Grade Bond Fund changed its                o Select Growth Portfolio              investments has been broadened from
  name to Smith Barney Short-Term                                                   "high-grade" to "investment-grade"
  Investment Grade Bond Fund                                                        fixed-income securities. (Investment-
                                                                                    grade securities are rated by a national
                                                                                    ratings organization at the time of
                                                                                    purchase within one of the top four
                                                                                    categories, or if unrated, judged by the
                                                                                    manager to be of comparable credit
                                                                                    quality and high-grade securities are
                                                                                    within one of the top three categories.)
                                                                                    The fund's investment objective to seek
                                                                                    current income, preservation of capital
                                                                                    and liquidity remains unchanged.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

August 20, 2003

The Select High Growth Portfolio
Schedule of Investments (unaudited) July 31, 2003
--------------------------------------------------------------------------------

    Shares                                             Description                                     Value
===============================================================================================================
Underlying Funds -- 99.8%
    146,775   Smith Barney Aggressive Growth Fund Inc.                                              $11,639,284
    390,154   Smith Barney Funds, Inc. - Large Cap Value Fund                                         5,060,293
    638,528   Smith Barney Income Funds - Smith Barney High Income Fund                               4,246,213
  1,043,870   Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund         10,417,819
    639,056   Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund                 5,502,271
    479,396   Smith Barney Investment Series - SB Growth and Income Fund                              6,169,827
    925,295   Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund          18,117,285
    281,910   Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund                          5,094,106
  1,719,447   Smith Barney Small Cap Core Fund, Inc.                                                 21,561,863
    908,163   Smith Barney World Funds, Inc. - International All Cap Growth Portfolio                 9,690,100
---------------------------------------------------------------------------------------------------------------
              Total Underlying Funds (Cost -- $113,904,940)                                          97,499,061
===============================================================================================================

     Face
    Amount                                             Description                                     Value
===============================================================================================================
Repurchase Agreement -- 0.2%
$   214,000   Merrill Lynch, Pierce, Fenner & Smith Inc., 1.000% due 8/1/03; Proceeds at
                maturity -- $214,006; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.000% due 4/15/04 to 1/13/33; Market value -- $218,280)
                (Cost -- $214,000)                                                                      214,000
===============================================================================================================
              Total Investments -- 100.0% (Cost -- $114,118,940*)                                   $97,713,061
===============================================================================================================

*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

The Select Growth Portfolio
Schedule of Investments (unaudited) July 31, 2003
--------------------------------------------------------------------------------

    Shares                                             Description                                      Value
================================================================================================================
Underlying Funds -- 99.4%
   113,250    Smith Barney Aggressive Growth Fund Inc.                                              $  8,980,725
 1,304,887    Smith Barney Funds, Inc. - Large Cap Value Fund                                         16,924,383
 2,276,213    Smith Barney Income Funds - Smith Barney High Income Fund                               15,136,818
   699,058    Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund             6,829,795
   889,899    Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund           8,881,193
 1,100,940    Smith Barney Investment Funds Inc. - Smith Barney Investment Grade Bond Fund            13,684,689
 1,084,081    Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund                  9,333,934
 1,356,120    Smith Barney Investment Series - SB Growth and Income Fund                              17,453,262
 1,260,215    Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund           24,675,005
   476,146    Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund                           8,603,968
   731,086    Smith Barney Small Cap Core Fund, Inc.                                                   9,167,818
 1,519,151    Smith Barney World Funds, Inc. - International All Cap Growth Portfolio                 16,209,339
----------------------------------------------------------------------------------------------------------------
              Total Underlying Funds (Cost -- $193,004,191)                                          155,880,929
================================================================================================================

     Face
    Amount                                             Description                                      Value
================================================================================================================
Repurchase Agreement -- 0.6%
$  890,000    Merrill Lynch, Pierce, Fenner & Smith Inc., 1.000% due 8/1/03; Proceeds at
                maturity -- $890,025; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.000% due 4/15/04 to 1/13/33; Market value -- $907,800)
                (Cost -- $890,000)                                                                       890,000
================================================================================================================
              Total Investments -- 100.0% (Cost -- $193,894,191*)                                   $156,770,929
================================================================================================================

*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

The Select Balanced Portfolio
Schedule of Investments (unaudited) July 31, 2003
--------------------------------------------------------------------------------

    Shares                                             Description                                      Value
================================================================================================================
Underlying Funds -- 99.5%
 2,076,543    Smith Barney Appreciation Fund Inc.                                                   $ 25,562,246
 2,133,237    Smith Barney Fundamental Value Fund Inc.                                                26,174,820
 1,047,821    Smith Barney Funds, Inc. - Large Cap Value Fund                                         13,590,240
 2,509,508    Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund                        10,640,315
 1,868,354    Smith Barney Income Funds - SB Capital and Income Fund                                  25,970,124
 1,683,986    Smith Barney Income Funds - SB Convertible Fund                                         26,000,750
 5,448,094    Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund              35,521,574
 2,364,429    Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund            23,100,475
 1,048,486    Smith Barney Investment Series - SB Growth and Income Fund                              13,494,021
 1,875,306    Smith Barney Managed Governments Fund Inc.                                              23,441,319
 1,099,673    Smith Barney World Funds, Inc. - Global Government Bond Portfolio                       11,777,494
 1,232,191    Smith Barney World Funds, Inc. - International All Cap Growth Portfolio                 13,147,479
----------------------------------------------------------------------------------------------------------------
              Total Underlying Funds (Cost -- $273,537,104)                                          248,420,857
================================================================================================================

     Face
    Amount                                             Description                                      Value
================================================================================================================
Repurchase Agreement -- 0.5%
 $ 1,350,000  Merrill Lynch, Pierce, Fenner & Smith Inc., 1.000% due 8/1/03; Proceeds at
                maturity -- $1,350,038; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.000% due 4/15/04 to 1/13/33; Market value -- $1,377,000)
                (Cost -- $1,350,000)                                                                   1,350,000
================================================================================================================
              Total Investments -- 100.0% (Cost -- $274,887,104*)                                   $249,770,857
================================================================================================================

*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)                   July 31, 2003
--------------------------------------------------------------------------------

                                                       Select           Select            Select
                                                     High Growth        Growth           Balanced
                                                      Portfolio        Portfolio         Portfolio
=====================================================================================================
Assets:
   Investments, at cost                              $114,118,940     $193,894,191      $274,887,104
=====================================================================================================
   Investments, at value                             $ 97,713,061     $156,770,929      $249,770,857
   Cash                                                       827              199               280
   Dividends and interest receivable                            6               25            15,921
   Receivable for Fund shares sold                             --           23,378            37,606
-----------------------------------------------------------------------------------------------------
   Total Assets                                        97,713,894      156,794,531       249,824,664
-----------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Fund shares reacquired                      32,337           78,979            24,230
   Management fees payable                                 32,111           43,606            90,681
-----------------------------------------------------------------------------------------------------
   Total Liabilities                                       64,448          122,585           114,911
=====================================================================================================
 Total Net Assets                                    $ 97,649,446     $156,671,946      $249,709,753
=====================================================================================================
Net Assets:
   Par value of capital shares                       $      9,926     $     17,937      $     23,749
   Capital paid in excess of par value                140,793,321      220,793,931       286,912,672
   Undistributed net investment income                    128,845        1,232,202         3,748,976
   Accumulated net realized loss from investments     (26,876,767)     (28,248,862)      (15,859,397)
   Net unrealized depreciation of investments         (16,405,879)     (37,123,262)      (25,116,247)
=====================================================================================================
Total Net Assets                                     $ 97,649,446     $156,671,946      $249,709,753
=====================================================================================================
Shares Outstanding                                      9,925,509       17,937,249        23,748,784
-----------------------------------------------------------------------------------------------------
Net Asset Value                                      $       9.84     $       8.73      $      10.51
-----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Statements of Operations (unaudited)      For the Six Months Ended July 31, 2003
--------------------------------------------------------------------------------

                                                                              Select           Select             Select
                                                                            High Growth        Growth            Balanced
                                                                             Portfolio        Portfolio          Portfolio
============================================================================================================================
Investment Income:
   Income distributions from Underlying Funds                               $    282,759     $  1,487,740      $  4,167,011
   Interest                                                                        3,168            4,609             6,427
----------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                       285,927        1,492,349         4,173,438
----------------------------------------------------------------------------------------------------------------------------
Expenses:
   Management fees (Note 2)                                                      156,488          259,436           424,462
----------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                156,488          259,436           424,462
----------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                            129,439        1,232,913         3,748,976
----------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 3):
   Realized Loss From Sale of Underlying Funds                               (12,778,197)     (17,010,062)       (5,071,292)
----------------------------------------------------------------------------------------------------------------------------
   Net Realized Loss                                                         (12,778,197)     (17,010,062)       (5,071,292)
----------------------------------------------------------------------------------------------------------------------------
   Change in Net Unrealized Depreciation of Investments:
     Beginning of period                                                     (47,127,017)     (76,420,774)      (48,763,614)
     End of period                                                           (16,405,879)     (37,123,262)      (25,116,247)
----------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Unrealized Depreciation                                    30,721,138       39,297,512        23,647,367
----------------------------------------------------------------------------------------------------------------------------
Net Gain on Investments                                                       17,942,941       22,287,450        18,576,075
============================================================================================================================
Increase in Net Assets From Operations                                      $ 18,072,380     $ 23,520,363      $ 22,325,051
============================================================================================================================

                       See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)
                                          For the Six Months Ended July 31, 2003

                                                                               Select           Select            Select
                                                                             High Growth        Growth           Balanced
                                                                              Portfolio        Portfolio         Portfolio
============================================================================================================================
Operations:
   Net investment income                                                    $    129,439     $  1,232,913      $  3,748,976
   Net realized loss                                                         (12,778,197)     (17,010,062)       (5,071,292)
   Decrease in net unrealized depreciation                                    30,721,138       39,297,512        23,647,367
----------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                                     18,072,380       23,520,363        22,325,051
----------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
   Net investment income                                                        (101,413)        (104,146)               --
----------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders                    (101,413)        (104,146)               --
----------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (Note 5):
   Net proceeds from sale of shares                                              698,112          566,174         3,194,342
   Net asset value of shares issued for reinvestment of dividends                101,413          104,146                --
   Cost of shares reacquired                                                  (7,921,319)     (13,197,364)      (17,708,891)
----------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Fund Share Transactions                        (7,121,794)     (12,527,044)      (14,514,549)
----------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets                                                        10,849,173       10,889,173         7,810,502

Net Assets:
   Beginning of period                                                        86,800,273      145,782,773       241,899,251
============================================================================================================================
   End of period*                                                           $ 97,649,446     $156,671,946      $249,709,753
============================================================================================================================
*  Includes undistributed net investment income of:                         $    128,845     $  1,232,202      $  3,748,976
============================================================================================================================

                       See Notes to Financial Statements.

                                             For the Year Ended January 31, 2003

                                                                               Select          Select          Select
                                                                             High Growth       Growth         Balanced
                                                                              Portfolio       Portfolio       Portfolio
==========================================================================================================================
Operations:
   Net investment income                                                    $    351,717    $  2,904,318     $  6,679,687
   Net realized loss                                                          (8,427,703)     (9,661,655)      (7,408,494)
   Increase in net unrealized depreciation                                   (22,068,367)    (29,406,022)     (17,862,651)
-------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Operations                                    (30,144,353)    (36,163,359)     (18,591,458)
-------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
   Net investment income                                                      (1,237,522)    (19,279,957)     (17,099,189)
   Net realized gains                                                                 --     (10,277,645)              --
   Capital                                                                            --              --         (822,009)
-------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders                  (1,237,522)    (29,557,602)     (17,921,198)
Fund Share Transactions (Note 5):
   Net proceeds from sale of shares                                            1,526,777       2,727,303       12,499,064
   Net asset value of shares issued for reinvestment of dividends              1,237,522      29,557,602       17,921,198
   Cost of shares reacquired                                                 (20,154,813)    (32,281,568)     (43,493,177)
-------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Fund Share Transactions            (17,390,514)          3,337      (13,072,915)
-------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                       (48,772,389)    (65,717,624)     (49,585,571)

 Net Assets:
   Beginning of year                                                         135,572,662     211,500,397      291,484,822
-------------------------------------------------------------------------------------------------------------------------
   End of year*                                                             $ 86,800,273    $145,782,773     $241,899,251
-------------------------------------------------------------------------------------------------------------------------

 * Includes undistributed net investment income of:                         $    100,819    $    103,435               --
-------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

The Select High Growth, Select Growth and Select Balanced Portfolios ("Fund(s)") are separate investment funds of the Smith Barney Allocation Series Inc. ("Company"). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of these Funds and six other separate investment funds:
Global, High Growth, Growth, Balanced, Conservative and Income Portfolios. The Funds invest in other mutual funds ("Underlying Funds") managed by Smith Barney Fund Management LLC, an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"). Shares of the Funds are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including the affiliates of the investment manager. The financial statements and financial highlights for the other funds are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Funds are: (a) security transactions are accounted for on trade date; (b) investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation; securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (c) dividend income and short-term capital gains from Underlying Funds are recorded on the ex-dividend date as investment income and interest income is recorded on the accrual basis; (d) long-term capital gains from the Underlying Funds are recorded on the ex-dividend date as realized gains; (e) gains or losses on the sale of Underlying Funds are calculated by using the specific identification method; (f)dividends and distributions to shareholders are recorded on the ex-dividend date; the Funds distribute dividends and capital gains, if any, at least annually; (g) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and
(i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Travelers Investment Adviser, Inc. ("TIA"), another indirect wholly-owned subsidiary of Citigroup, acts as the investment manager for the Funds. Each Fund pays TIA a monthly fee calculated at an annual rate of 0.35% of the Fund's average daily net assets. This fee is calculated daily and paid monthly. From this fee, all expenses of the Funds are deducted, except for extraordinary expenses. If expenses exceed the 0.35% fee, this amount is paid on behalf of the Funds by TIA.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. For the six months ended July 31, 2003, TIA paid, for each Fund, transfer agent fees of $2,500 to CTB.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended July 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                                    Purchases          Sales
================================================================================
Select High Growth Portfolio                        $1,750,000      $ 8,984,378
Select Growth Portfolio                                     --       11,663,273
Select Balanced Portfolio                              881,590       11,916,653
================================================================================
At July 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                  Net Unrealized
                                  Appreciation    Depreciation     Depreciation
================================================================================
Select High Growth Portfolio       $7,608,849    $(24,014,728)    $(16,405,879)
Select Growth Portfolio             9,192,626     (46,315,888)     (37,123,262)
Select Balanced Portfolio           5,342,749     (30,458,996)     (25,116,247)
================================================================================

--------------------------------------------------------------------------------

4. Repurchase Agreements

The Funds purchase (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Capital Shares

At July 31, 2003, the Company had 6.1 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares for each Fund were as follows:

                                           Six Months Ended        Year Ended
                                             July 31, 2003      January 31, 2003
================================================================================
SELECT HIGH GROWTH PORTFOLIO
   Shares sold                                    76,507              170,146
   Shares issued on reinvestment                  10,327              151,063
   Shares reacquired                            (919,526)          (2,207,025)
--------------------------------------------------------------------------------
   Net Decrease                                 (832,692)          (1,885,816)
================================================================================
SELECT GROWTH PORTFOLIO
   Shares sold                                    69,625              302,210
   Shares issued on reinvestment                  11,875            3,890,131
   Shares reacquired                          (1,669,150)          (3,393,027)
--------------------------------------------------------------------------------
   Net Increase (Decrease)                    (1,587,650)             799,314
================================================================================
SELECT BALANCED PORTFOLIO
   Shares sold                                   308,850            1,181,011
   Shares issued on reinvestment                      --            1,871,333
   Shares reacquired                          (1,782,480)          (4,273,592)
--------------------------------------------------------------------------------
   Net Decrease                               (1,473,630)          (1,221,248)
================================================================================

Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

Select High Growth Portfolio                 2003(1)        2003        2002(2)        2001(2)       2000(2)       1999(2)
===========================================================================================================================
Net Asset Value, Beginning of Period        $  8.07       $ 10.72     $  14.23       $  15.16       $  13.02       $ 11.06
---------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                     0.01          0.04         0.08           0.65           0.60          0.13
  Net realized and unrealized gain (loss)      1.77         (2.58)       (2.37)         (0.84)          1.78          1.94
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            1.78         (2.54)       (2.29)         (0.19)          2.38          2.07
---------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.01)        (0.11)       (0.63)         (0.39)         (0.07)        (0.07)
  Net realized gains                             --            --        (0.59)         (0.35)         (0.17)        (0.04)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.01)        (0.11)       (1.22)         (0.74)         (0.24)        (0.11)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $  9.84       $  8.07     $  10.72       $  14.23       $  15.16       $ 13.02
---------------------------------------------------------------------------------------------------------------------------
Total Return                                  22.06%++     (23.69)%     (16.39)%        (1.33)%        18.46%        18.79%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $97,649       $86,800     $135,573       $182,570       $148,033       $75,780
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     0.35%+        0.35%        0.35%          0.35%          0.35%         0.35%
  Net investment income                        0.29+         0.32         0.66           4.33           4.30          1.08
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           2%            1%           5%             7%             0%           19%
===========================================================================================================================

(1)   For the six months ended July 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

Select Growth Portfolio                      2003(1)       2003(2)      2002(2)        2001(2)       2000(2)       1999(2)
==========================================================================================================================
Net Asset Value, Beginning of Period       $   7.47      $  11.29      $  13.03      $  13.80      $  12.87      $  11.28
--------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                     0.07          0.16          0.26          0.58          0.51          0.27
  Net realized and unrealized gain (loss)      1.20         (2.20)        (2.00)        (0.55)         0.72          1.55
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            1.27         (2.04)        (1.74)         0.03          1.23          1.82
--------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.01)        (1.15)           --         (0.37)        (0.13)        (0.11)
  Net realized gains                             --         (0.63)           --         (0.43)        (0.17)        (0.12)
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.01)        (1.78)           --         (0.80)        (0.30)        (0.23)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $   8.73      $   7.47      $  11.29      $  13.03      $  13.80      $  12.87
--------------------------------------------------------------------------------------------------------------------------
Total Return                                  16.94%++     (18.04)%      (13.35)%        0.22%         9.72%        16.31%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $156,672      $145,783      $211,500      $272,426      $236,028      $129,929
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     0.35%+        0.35%         0.35%         0.35%         0.35%         0.35%
  Net investment income                        1.66+         1.66          2.21          4.29          3.85          2.29
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           0%            3%            6%            4%            0%           10%
==========================================================================================================================

(1)   For the six months ended July 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

Select Balanced Portfolio                    2003(1)        2003        2002(2)       2001(2)       2000(2)       1999(2)
==========================================================================================================================
Net Asset Value, Beginning of Period       $   9.59      $  11.02      $  12.35      $  12.13      $  12.04      $  11.28
--------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                     0.16          0.34          0.43          0.60          0.48          0.42
  Net realized and unrealized gain (loss)      0.76         (1.04)        (1.00)         0.52          0.07          0.66
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.92         (0.70)        (0.57)         1.12          0.55          1.08
--------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          --         (0.70)        (0.42)        (0.40)        (0.22)        (0.16)
  Net realized gains                             --            --         (0.34)        (0.50)        (0.24)        (0.16)
  Capital                                        --         (0.03)           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                              --         (0.73)        (0.76)        (0.90)        (0.46)        (0.32)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $  10.51      $   9.59      $  11.02      $  12.35      $  12.13      $  12.04
--------------------------------------------------------------------------------------------------------------------------
Total Return                                   9.59%++      (6.21)%       (4.62)%        9.57%         4.69%         9.76%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $249,710      $241,899      $291,485      $228,352      $192,922      $133,796
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     0.35%+        0.35%         0.35%         0.35%         0.35%         0.35%
  Net investment income                        3.09+         2.51          3.77          4.90          3.92          3.64
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           0%            7%           10%            1%            0%            7%
==========================================================================================================================

(1)   For the six months ended July 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

Smith Barney Allocation Series Inc.
--------------------------------------------------------------------------------

Directors

H. John Ellis
R. Jay Gerken, CFA
  Chairman
Armon E. Kamesar
Stephen E. Kaufman
John J. Murphy

Officers

R. Jay Gerken, CFA
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

Investment Manager

Travelers Investment Adviser, Inc.

Custodian

State Street Bank and Trust Company

Smith Barney
Allocation Series Inc.
125 Broad Street
10th Floor, MF-2
New York, New York 10004

Smith Barney Allocation Series Inc.
--------------------------------------------------------------------------------
Select High Growth Portfolio
Select Growth Portfolio
Select Balanced Portfolio

The Funds are separate investment funds of the Smith Barney Allocation Series Inc., a Maryland corporation.

This report is submitted for the general information of the owners of the Smith Barney Allocation Series Inc.: Select High Growth, Select Growth and Select Balanced Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Funds, which contains information concerning the Funds' investment policies, fees and expenses, as well as other pertinent information.

                                           (C)2003 Citigroup Global Markets Inc.
                                                               Member NASD, SIPC

                                                                    FD01325 9/03

                                                                         03-5384

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)      Not applicable.

         (b)      Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.


Smith Barney Allocation Series Inc.


By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chief Executive Officer of
       Smith Barney Allocation Series Inc.

Date:  October 1, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Allocation Series Inc.

Date: October 1, 2003


By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Smith Barney Allocation Series Inc.

Date: October 1, 2003